UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21982

Claymore/Guggenheim Strategic Opportunities Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Claymore/Guggenheim Strategic Opportunities Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Principal Amount	Description			Value

	Long-Term Investments - 119.2%
	U.S. Government and Agency Securities - 52.4%
	Fannie Mae Pool, NR, NR (a)
$1,999,555	5.80%, 7/1/37			$1,978,713
2,940,479	5.94%, 7/1/37 (g)			2,942,448
3,000,000	6.08%, 9/1/37			3,010,855
2,000,000	6.14%, 8/1/37			2,009,227
2,999,926	6.31%, 8/1/37			3,023,860
	Federal National Mortgage Association, AAA, Aaa
1,800,000	5.75%, 5/11/22 (g)			1,791,544
1,000,000	5.95%, 11/7/36			986,858
1,800,000	6.00%, 10/5/26 (g)			1,795,007
1,800,000	6.25%, 2/14/22 (g)			1,792,281
1,800,000	6.75%, 6/22/37 (g)			1,821,537
	Federal National Mortgage Association, AAA, Aaa (a)
8,000,000	8.00%, 7/18/23			7,972,000
	Freddie Mac, AAA, Aaa
1,000,000	5.90%, 6/15/23			1,010,157
6,000,000	6.00%, 6/15/17 to 6/7/27 (g)			5,996,829
1,000,000	6.25%, 6/1/37			992,733
1,800,000	6.63%, 8/6/37 (g)			1,840,271
	Freddie Mac Gold Pool, NR, NR
2,418,267	5.50%, 4/1/38			2,361,841
2,409,165	6.00%, 2/1/37			2,407,828
2,411,497	6.50%, 10/1/36			2,448,067
	Freddie Mac Non Gold Pool, NR, NR (a)
2,924,356	5.93%, 1/1/38 (g)			2,912,820
1,998,942	5.94%, 3/1/37			1,991,435
1,999,880	5.94%, 5/1/37			1,990,107
1,999,162	5.95%, 5/1/37			1,990,073
2,948,691	5.98%, 5/1/37 (g)			2,940,208
2,000,000	6.10%, 8/1/37			1,987,716
3,000,000	6.22%, 8/1/37			2,989,964
	United States Treasury Note/Bond
4,000,000	4.50%, 5/15/18 (g)			3,983,124
23,000,000	4.63%, 7/31/09 to 7/31/12 (g)			23,243,360
2,000,000	4.75%, 2/15/37			1,972,812
	Total U.S. Government and Agency Securities - 52.4%

	(Cost $91,277,647)			92,183,675

	Corporate Bonds - 17.4%	Optional Call Provision

	Auto Parts & Equipment - 0.2%
500,000	Keystone Automotive Operations, Inc., CCC+, Caa2 9.75%, 11/1/13, Senior Subordinated Notes	11/01/08 @ 104.88		400,000

	Banks - 4.9%
1,250,000	Barclays Bank PLC, A+, Aa3 6.28%, 12/29/49, Bonds (United Kingdom) (b)	12/15/34 @ 100.00		1,089,499
1,200,000	BNP Paribas, AA-, Aa3 7.20%, 6/29/49, Junior Subordinated Notes (France) (b) (c)	6/25/37 @ 100.00		1,186,178
500,000	Credit Agricole SA, A, Aa3 6.64%, 5/29/49, Junior Subordinated Notes (France) (b) (c)	5/31/17 @ 100.00		471,776
1,200,000	Lloyds TSB Group PLC, A, Aa3 6.27%, 11/29/49, Bonds (United Kingdom) (b) (c)	11/14/16 @ 100.00		1,107,179
1,250,000	Mellon Capital IV, Ser. 1, A-, A2 6.24%, 6/29/49, Company Guarantee Notes (b)	6/20/12 @ 100.00		1,233,888
1,250,000	Northgroup Preferred Capital Corp., A, A1 6.38%, 1/29/49, Notes (b) (c)	10/15/17 @ 100.00		1,157,950
1,250,000	State Street Capital Trust IV, A, A1 6.36%, 6/15/37, Company Guarantee Notes (a)	6/15/12 @ 100.00		1,150,295
1,250,000	US AgBank FCB, NR, NR 6.11%, 4/29/49, Notes (b) (c)	7/10/12 @ 100.00		1,259,762

				8,656,527

	Beverages - 0.3%
500,000	Anheuser-Busch Cos., Inc., A, A2 6.45%, 9/1/37, Debentures	N/A		515,518

	Commercial Services - 0.3%
500,000	RR Donnelley & Sons Co., BBB+, Baa2 6.13%, 1/15/17, Senior Unsecured Notes	N/A		496,970

	Diversified Financial Services - 6.1%
1,100,000	CAT-Mex Ltd., Ser. A, BB, NR 7.85%, 5/19/09, Secured Notes (Cayman Islands) (a) (c)	N/A		1,086,976
500,000	Discover Financial Services, BBB, Baa3 6.45%, 6/12/17, Notes (c)	N/A		493,570
310,000	Freddie Mac, Ser. MTN, AAA, Aaa 5.25%, 5/29/18, Notes	11/29/07 @ 100.00		302,602
500,000	Janus Capital Group, Inc., BBB-, Baa3 6.70%, 6/15/17, Notes	N/A		502,851
1,000,000	Longpoint Re Ltd., BB+, NR 10.61%, 5/8/10, Notes (Cayman Islands) (a) (c)	N/A		1,016,200
2,000,000	Merna Reinsurance Ltd., Ser. B, NR, A2 7.11%, 7/7/10, Secured Notes (Bermuda) (a) (c)	N/A		2,000,000
3,137,455	Muzinich CBO II Ltd., Ser. A2-A, AA+, Aa1 7.15%, 10/15/13, Secured Notes (Bermuda) (c)	N/A		3,074,706
1,250,000	Mystic Re Ltd., Ser. A, BB+, NR 11.84%, 12/5/08, Notes (Cayman Islands) (a) (c)	N/A		1,253,375
1,000,000	Willow Re Ltd., BB+, NR 10.48%, 6/16/10, Notes (Cayman Islands) (a) (c)	N/A		1,010,500

				10,740,780

	Electric - 0.9%
1,000,000	Georgia Power Capital Trust VI, BBB+, A3 4.88%, 11/1/42, Company Guarantee Notes (b)	11/01/07 @ 100.00		1,000,455
500,000	Pennsylvania Electric Co., BBB, Baa2 6.05%, 9/1/17, Senior Notes (c)	N/A		500,254

				1,500,709

	Insurance - 2.9%
500,000	Allstate Corp. (The), A-, A2 6.50%, 5/15/57, Junior Subordinated Debentures (a)	5/15/37 @ 100.00		460,181
1,000,000	AXA SA, BBB+, Baa1 6.46%, 12/31/49, Subordinated Notes (France) (a) (c)	12/14/18 @ 100.00		904,776
1,000,000	Foundation Re Ltd., Ser. A, BB, NR 9.62%, 11/24/08, Notes (Cayman Islands) (a) (c)	N/A		964,620
500,000	MetLife, Inc., BBB+, Baa1 6.40%, 12/15/36, Junior Subordinated Notes	12/15/31 @ 100.00		454,812
1,250,000	Progressive Corp. (The), A-, A2 6.70%, 6/15/37, Junior Subordinated Debentures (b)	6/15/17 @ 100.00		1,211,332
1,000,000	Residential Reinsurance 2007 Ltd., Ser. CL2, B, NR 15.61%, 6/7/10, Notes (Cayman Islands) (a) (c)	N/A		1,019,100

				5,014,821

	Media - 0.3%
500,000	Comcast Corp., BBB+, Baa2 6.30%, 11/15/17, Company Guarantee Notes	N/A		505,071

	Office Equipment - 0.3%
500,000	Xerox Corp., BBB-, Baa3 7.63%, 6/15/13, Company Guarantee Notes	6/15/08 @ 103.81		514,434

	Retail - 0.8%
1,000,000	AutoNation, Inc., BB+, Ba2 7.36%, 4/15/13, Company Guarantee Notes (a)	4/15/08 @ 103.00		940,000
500,000	Macys Retail Holdings, Inc., BBB, Baa2 5.90%, 12/1/16, Company Guarantee Notes	N/A		481,699

				1,421,699

	Transportation - 0.4%
750,000	YRC Worldwide, Inc., BBB-, Ba1 6.93%, 5/15/08, Company Guarantee Notes (a)	10/22/07 @ 100.00		747,754

	Total Corporate Bonds - 17.4%
	(Cost - $30,369,412)			30,514,283

	Asset Backed Securities - 13.3%
2,612,186	Airplanes Pass Through Trust, Series 1R, Class A8, BB-, Baa3 (a) 5.99%, 3/15/19			2,559,942
1,400,000	American Express Credit Account Master Trust, Series 2007-4, Class C, BBB, Baa2 (a) (c) 5.87%, 12/17/12			1,373,966
1,380,000	BA Credit Card Trust, Series 2006-C4, Class C4, BBB, Baa2 (a) 5.84%, 11/15/11			1,351,319
1,380,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, BBB, Baa2 (a) 8.16%, 3/15/11			1,394,166
1,420,000	Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, BBB, Baa2 (a) 5.55%, 1/9/12			1,391,787
1,360,000	Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2, AAA, Aaa (c) 5.26%, 4/25/37			1,344,121
3,000,000	Dunkin Securitization, Series 2006-1, Class A2, AAA, Aaa (c) 5.78%, 6/20/31			3,019,413
2,000,000	First USA Credit Card Master Trust, Series 1997-8, Class B, AA, Aa3 (a) 5.93%, 5/17/10			2,000,106
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class B, AAA, A1 (a) 6.16%, 6/15/13			998,266
1,000,000	Harley-Davidson Motorcycle Trust, Series 2007-3, Class B, A, Aa3 6.04%, 8/15/14			1,001,493
2,000,000	TCW Global Project Fund, Series 2004-1A, Class A1, NR, NR (Cayman Islands) (a) (c) 6.26%, 6/15/16			1,993,500
4,993,965	TCW Select Loan Fund Ltd., Inc., Series 1A, Class A1, AAA, Aaa (Cayman Islands) (a) (c) 5.82%, 10/10/13			4,968,995
	Total Asset Backed Securities - 13.3%

	(Cost $23,323,429)			23,397,074

Number of Shares

	Common Stock - 11.4%
	Consumer Staples - 0.7%
25,000	UST, Inc. (d)			1,232,000

	Energy - 2.7%
20,000	Chevron Corp. (d)			1,755,200
35,000	ConocoPhillips (d)			2,866,150

				4,621,350

	Health Care - 1.6%
56,000	Merck & Co., Inc. (d)			2,809,520

	Industrials - 0.9%
40,000	General Electric Co. (d)			1,554,800

	Information Technology - 3.9%
50,000	Cisco Systems, Inc. (d) (e) (g)			1,596,000
15,000	Hewlett-Packard Co. (d) (g)			740,250
48,000	MEMC Electronic Materials, Inc. (d) (e) (g)			2,948,160
95,000	Xerox Corp. (d) (e) (g)			1,627,350

				6,911,760

	Telecommunication Services - 1.6%
72,000	AT&T, Inc. (d) (g)			2,870,640

	Total Common Stock - 11.4%
	(Cost $19,833,003)			20,000,070

	Exchange-Traded Funds - 10.4%
64,000	Diamonds Trust Series I (d) (g)			8,537,600
45,000	Health Care Select Sector SPDR Fund (d)			1,548,000
56,000	SPDR Trust Series 1 (d) (g)			8,265,040
	Total Exchange-Traded Funds - 10.4%

	(Cost $18,291,550)			18,350,640

	Preferred Stock - 4.1%
	Financial - 3.4%
20,000	Aegon NV, 6.375% (Netherlands)			482,200
50,000	Deutsche Bank Contingent Capital Trust II, 6.55%			1,200,500
30,000	General Electric Capital Corp., Ser. A, 6.45%			772,200
49,000	ING Groep NV, 7.05% (Netherlands)			1,213,730
50,000	Public Storage, Ser. K, 7.25%			1,233,500
50,000	Santander Finance Preferred SA Unipersonal, 6.50% (Spain) (c)			1,154,690

				6,056,820

	Telecommunication Services - 0.7%
50,000	AT&T, Inc., 6.38%			1,203,500
	Total Preferred Stock - 4.1%

	(Cost $7,167,315)			7,260,320

Principal Amount

	Collateralized Mortgage Obligations - 4.9%
$900,000	American Tower Trust, Series 2007-1A, Class AFX, AAA, Aaa (c) 5.42%, 4/15/37			890,268
1,425,000	CS First Boston Mortgage Securities Corp., Series 2005, Class K, AA+, Aaa (a) (c) 6.91%, 2/15/20			1,424,887
1,225,000	Global Signal Trust, Series 2004-2A, Class D, NR, Baa2 (c) 5.09%, 12/15/14			1,193,040
145,000	SBA CMBS Trust, Series 2005-1A, Class D, NR, Baa2 (c) 6.22%, 11/15/35			145,606
1,500,000	SBA CMBS Trust, Series 2005-1A, Class E, NR, Baa3 (c) 6.71%, 11/15/35			1,373,319
3,500,000	TIAA Seasoned Commercial Trust, Series 2007-C4, Class A3, AAA, NR (Cayman Islands) (a) 6.10%, 8/15/39			3,567,890
1,000,000	Timberstar Trust, Series 2006-1A, Class D, BBB, Baa2 (c) 6.21%, 10/15/36			97,141
	Total Collateralized Mortgage Obligations - 4.9%

	(Cost $8,728,127)			8,692,151

	Term Loans - 5.3%
1,500,000	Bushnell Performance Optics 3 Month LIBOR + 3.75%, 8/24/13, B, B2 (a)(f)			1,496,250
1,500,000	Colt Defense Term Loan 8.82%, 7/9/14, NR, B1 (a)			1,490,625
500,000	Compsych Term Loan 3 Month LIBOR + 2.75%, 8/21/14, B, B2 (a)(f)			483,750
1,000,000	Compucom Term Loan 3 Month LIBOR + 3.50%, 8/25/14, BB, Ba2 (a)(f)			967,500
1,500,000	Dollar General Term Loan 3 Month LIBOR + 2.75%, 8/15/14, B+, B2 (a)(f)			1,343,750
500,000	OSI Restaurant Term Loan 3 Month LIBOR + 2.25%, 8/29/14, BB-, B1 (a)(f)			475,781
500,000	Panda Restaurant Term Loan 6.60%, 8/23/17, NR, NR (a)			502,260
750,000	Quest Cherokee 3rd Term Loan 13.51%, 6/11/12, B, B3 (a)			761,250
500,000	Terremark Worldwide 1st Term Loan 9.08%, 7/30/14, B, NR (a)			497,500
500,000	Total Safety Series C Term Loan 8.33%, 12/8/12, B, B2 (a)			490,000
750,000	Tribune Term Loan 3 Month LIBOR + 3.00%, 5/19/14, BB+, Ba2 (a)(f)			683,789
	Total Term Loans - 5.3%

	(Cost $9,157,002)			9,192,455

Contracts (100 shares per contract)	Call Options Purchased (e) - 0.0%	Expiration Date	Exercise Price

250	UST, Inc.
	(Cost $1,750)	September 2007	$55	1,250
	Total Long-Term Investments - 119.2%

	(Cost $208,149,235)			209,591,918

Principal Amount

	Short-Term Investments - 9.6%
	Money Market Funds - 9.6%
$16,801,522	AIM Governemt & Agency Money Market			16,801,522

	(Cost $16,801,522)
	Total Investments - 128.8%
	(Cost $224,950,757)			226,393,440
	Liabilities in excess of Other Assets - (6.8%)			(11,942,406)
	Total Options Written - (0.7%)			(1,257,975)
	Reverse Repurchase Agreements - (21.3%)			(37,365,440)

	Net Assets Applicable to Common Shareholders - 100.0%			$175,827,619

NV—Publicly Traded Company

PLC—Public Limited Company

SA—Corporation

(a)	Floating or Variable Rate Coupon.
(b)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to 21.3% of net assets applicable to common shares.
(d)	All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.
(e)	Non-incoming producing security.
(f)	Unsettled as of August 31, 2007.
(g)	All or a portion of these securities have been physically segregated in connection with swap agreements, options and reverse repurchase agreement.

Country Allocation*
United States	86.9%
Cayman Islands	7.5%
Bermuda	2.2%
France	1.1%
United Kingdom	1.0%
Netherlands	0.8%
Spain	0.5%

*	Subject to change daily. Based on total investments.

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Ratings shown are per Standard & Poor's and Moody's. Securities classified as NR are not rated.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted prospectus.

Contracts (100 shares per contract)	Call Options Written (e)	Expiration Date	Exercise Price	Value
720	AT&T, Inc.	September 2007	$40.00	$57,600
100	Chevron Corp.	October 2007	85.00	52,000
100	Chevron Corp.	October 2007	90.00	24,000
500	Cisco Systems, Inc.	September 2007	30.00	106,250
175	ConocoPhillips	September 2007	75.00	127,750
175	ConocoPhillips	September 2007	80.00	57,750
320	Diamonds Trust Series I	September 2007	132.00	113,600
160	Diamonds Trust Series I	September 2007	133.00	46,000
160	Diamonds Trust Series I	September 2007	134.00	35,600
200	General Electric Co.	September 2007	37.50	35,700
200	General Electric Co.	September 2007	40.00	7,100
250	Health Care Select Sector SPDR Fund	October 2007	34.00	28,750
200	Health Care Select Sector SPDR Fund	October 2007	35.00	11,000
150	Hewlett-Packard Co.	September 2007	47.50	34,875
480	MEMC Electronic Materials, Inc.	September 2007	60.00	153,600
280	Merck & Co., Inc.	September 2007	47.50	77,700
280	Merck & Co., Inc.	September 2007	50.00	30,100
280	SPDR Trust Series I	September 2007	146.00	116,200
140	SPDR Trust Series I	September 2007	147.00	49,000
140	SPDR Trust Series I	September 2007	148.00	39,900
250	UST, Inc.	September 2007	55.00	1,250
950	Xerox Corp.	September 2007	17.00	52,250

	Total Call Options Written
	(Premiums received $1,436,187)			$1,257,975

(e)	Non-income producing security

The Fund entered into credit default swap agreements during the period ended August 31, 2007. Details of the swap agreements outstanding as of August 31, 2007 were as follows:

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation/ Depreciation
Goldmach Sachs	Wachovia Corp.	Buy	0.50%	09/02/14	$3,000	$6,658
Goldmach Sachs	Wells Fargo & Company	Buy	0.45	09/02/14	3,000	5,330
Goldmach Sachs	Basket of 110 distinct corporate entities	Sell	1.18	09/21/14	3,000	(116,250)

						$(104,262)

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Guggenheim Strategic Opportunities Fund

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 29, 2007

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 29, 2007